Acquisitions and dispositions - Additional Information (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Business Acquisition [Line Items]
Sales of products	¥ 27,420,276	¥ 25,813,496	¥ 26,549,111
Misawa Homes Company Limited
Business Acquisition [Line Items]
Number of shares acquired		11,181,798
Ownership interest percentage		51.00%
Sales of products		¥ 130,046